COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Rent expense on operating lease	CAD 228	CAD 223
Contractual commitments for acquisition of property, plant and equipment	298
Contractual commitments for acquisition of intangible assets	141
Contractual commitments related to associates and joint ventures	CAD 494
Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Term of operating lease	5 years
Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Term of operating lease	15 years